Government Loans	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Government Loans
Government Loans

Note 10 – Government Loans

Paycheck Protection Program Loans

On May 1, 2020, the Company received loan proceeds in the amount of approximately $211,000 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act, as amended (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of such qualifying business. The loans and accrued interest are forgivable after certain time periods further defined in the CARES Act (the “Covered Period”) as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the Covered Period. The outstanding balance was included in long-term loans payable at December 31, 2021. On March 6, 2021, the entire loan balance was forgiven.

On February 24, 2021, the Company received $193,625 pursuant to a promissory note issued under the Paycheck Protection Program Part 2 (“PPP2”). Interest was to accrue at 1% per annum and the note is payable in 60 monthly installments of $3,300 commencing May 2022; however, on November 15, 2021, the entire loan balance was forgiven.

Economic Injury Disaster Loan Advance

On May 1, 2020, the Company received an advance in the amount of $10,000 from the U.S. Small Business Administration (“SBA”) under the Economic Injury Disaster Loan (“EIDL”) program administered by the SBA, which program was expanded pursuant to the CARES Act. Such advance amount will reduce the Company’s PPP loan forgiveness amount described above. The Company received an additional $138,900 under this program on August 30, 2020. The loan is payable in monthly payments of $678 including interest at 3.75% payable over 30 years.

Tomkins County Area Development Loan

On May 27, 2020, the Company received loan proceeds in the amount of $50,000 from the Tomkins County Area Development (“TCAD”) Emergency Relief Loan Fund. The loan matures after four years and bears interest in the amount of 2.5% per annum, with one year of no interest or principal payments, followed by three years of monthly payments of principal and interest in the amount of $1,443 per month. The loan is collateralized by certain assets of the Company. The outstanding balance is included in long term loans payable.

Equipment Loans

On August 20, 2020, the Company received a loan of $100,000 from Broome County Industrial Development Agency (5 year facility, 2.5% annual interest rate, monthly payment of $1,775); on September 1, 2020, the Company received a loan of $100,000 from Southern Tier Region Economic Development Corporation (5 year facility, 5.0% annual interest rate, monthly payment of $2,072) ; and on September 10, 2020, the Company received a loan of $75,000 from TCAD (5 year facility, 2.5% annual interest rate, monthly payment of $1,331). These loans were used to acquire equipment used in the laboratory, and are secured by the underlying assets of the Company.

The loans are summarized as follows:

	March 31, 2022	December 31, 2021

Principal outstanding	$404,780	$423,089
Deferred loan costs, net of amortization	(3,268)	(3,496)
Subtotal	401,512	419,593
Less current portion	(74,739)	(74,134)

Total long term portion	$326,773	$345,459

Interest expense on the above debt instruments was approximately $3,800 and $4,400 for the three months ended March 31, 2022 and 2021, respectively.

Note 10 – Government Loans

Paycheck Protection Program Loans

On May 1, 2020, the Company received loan proceeds in the amount of approximately $211,000 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act, as amended (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of such qualifying business. The loans and accrued interest are forgivable after certain time periods further defined in the CARES Act (the “Covered Period”) as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the Covered Period. The outstanding balance was included in long-term loans payable at December 31, 2020. On March 6, 2021, the entire loan balance was forgiven.

On February 24, 2021, the Company received $193,625 pursuant to a promissory note issued under the Paycheck Protection Program Part 2 (“PPP2”). Interest was to accrue at 1% per annum and the note is payable in 60 monthly installments of $3,300 commencing May 2022, however on November 15, 2021, the entire loan balance was forgiven.

Economic Injury Disaster Loan Advance

On May 1, 2020, the Company received an advance in the amount of $10,000 from the U.S. Small Business Administration (“SBA”) under the Economic Injury Disaster Loan (“EIDL”) program administered by the SBA, which program was expanded pursuant to the CARES Act. Such advance amount will reduce the Company’s PPP loan forgiveness amount described above. The Company received an additional $138,900 under this program on August 30, 2020. The loan is payable in monthly payments of $678 including interest at 3.75% payable over 30 years.

Tomkins County Area Development Loan

On May 27, 2020, the Company received loan proceeds in the amount of $50,000 from the Tomkins County Area Development (“TCAD”) Emergency Relief Loan Fund. The loan matures after four years and bears interest in the amount of 2.5% per annum, with one year of no interest or principal payments, followed by three years of monthly payments of principal and interest in the amount of $1,443 per month. The loan is collateralized by certain assets of the Company. The outstanding balance is included in long term loans payable.

Equipment Loans

On August 20, 2020, the Company received a loan of $100,000 from Broome County Industrial Development Agency (5 year facility, 2.5% annual interest rate, monthly payment of $1,775); on September 1, 2020, the Company received a loan of $100,000 from Southern Tier Region Economic Development Corporation (5 year facility, 5.0% annual interest rate, monthly payment of $2,072) ; and on September 10, 2020, the Company received a loan of $75,000 from TCAD (5 year facility, 2.5% annual interest rate, monthly payment of $1,331). These loans were used to acquire equipment used in the laboratory, and are secured by the underlying assets of the Company.

The loans are summarized as follows:

	December 31, 2021	December 31, 2020

Principal outstanding	$423,089	$679,866
Deferred loan costs, net of amortization	(3,496)	(4,408)
Subtotal	419,593	675,458
Less current portion	(74,134)	(53,858)

Total long term portion	$345,459	$621,600

Interest expense on the above debt instruments was approximately $16,300 and $5,000 for the years ended December 31, 2021 and 2020, respectively.

Payments expected for year ended	December 31, 2021
2022	$87,584
2023	87,584
2024	77,483
2025	58,728
2026	22,334
Thereafter	208,529
Subtotal	542,242
Less interest portion	(119,153)

Total debt balance	$423,089